JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	113	14,565
Automobiles — 0.2%
Thor Industries, Inc. (a)	66	6,287
Banks — 3.7%
Fifth Third Bancorp	807	20,433
First Citizens BancShares, Inc., Class A	17	24,026
Huntington Bancshares, Inc.	2,317	24,101
M&T Bank Corp.	248	31,402
Regions Financial Corp.	1,577	27,115
		127,077
Beverages — 1.3%
Constellation Brands, Inc., Class A	111	27,724
Keurig Dr Pepper, Inc.	554	17,499
		45,223
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. *	74	13,131
Apellis Pharmaceuticals, Inc. *	103	3,914
Exact Sciences Corp. *	186	12,707
Exelixis, Inc. *	466	10,187
Natera, Inc. *	238	10,536
Neurocrine Biosciences, Inc. *	97	10,922
Sarepta Therapeutics, Inc. *	65	7,808
Seagen, Inc. *	57	12,115
		81,320
Building Products — 2.1%
Carlisle Cos., Inc.	82	21,330
Fortune Brands Innovations, Inc.	394	24,478
Trane Technologies plc	126	25,511
		71,319
Capital Markets — 6.7%
Ameriprise Financial, Inc.	113	37,223
Ares Management Corp.	206	21,195
FactSet Research Systems, Inc.	30	13,156
KKR & Co., Inc.	208	12,794
LPL Financial Holdings, Inc.	82	19,543
MSCI, Inc.	33	16,830
Northern Trust Corp.	193	13,405
Raymond James Financial, Inc.	370	37,169
S&P Global, Inc.	30	10,927
State Street Corp.	362	24,246
T. Rowe Price Group, Inc.	115	12,089
Tradeweb Markets, Inc., Class A	146	11,695
		230,272

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.0%
Celanese Corp. (a)	64	8,051
RPM International, Inc.	270	25,580
		33,631
Commercial Services & Supplies — 1.5%
Cintas Corp.	30	14,327
Copart, Inc. *	690	29,725
MSA Safety, Inc.	47	7,402
		51,454
Communications Equipment — 0.6%
Arista Networks, Inc. *	33	6,112
Motorola Solutions, Inc.	59	15,970
		22,082
Construction & Engineering — 1.0%
AECOM	128	10,666
Quanta Services, Inc.	123	22,916
		33,582
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	77	31,512
Consumer Finance — 0.4%
Discover Financial Services	150	12,966
Consumer Staples Distribution & Retail — 1.0%
Kroger Co. (The)	344	15,395
US Foods Holding Corp. *	524	20,797
		36,192
Containers & Packaging — 1.7%
Ball Corp.	234	11,668
Packaging Corp. of America	167	25,557
Silgan Holdings, Inc.	470	20,269
		57,494
Distributors — 1.6%
Genuine Parts Co.	106	15,285
LKQ Corp.	546	27,034
Pool Corp.	38	13,554
		55,873
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	123	9,994
Diversified REITs — 0.3%
WP Carey, Inc.	213	11,500
Electric Utilities — 2.0%
Edison International	255	16,166

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
PG&E Corp. *	1,678	27,067
Xcel Energy, Inc.	426	24,378
		67,611
Electrical Equipment — 3.3%
Acuity Brands, Inc.	118	20,088
AMETEK, Inc.	291	43,012
Hubbell, Inc.	157	49,365
		112,465
Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	240	20,191
CDW Corp.	147	29,705
Jabil, Inc.	316	40,027
Keysight Technologies, Inc. *	58	7,678
Teledyne Technologies, Inc. *	92	37,709
Zebra Technologies Corp., Class A *	77	18,084
		153,394
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	809	16,452
Entertainment — 1.0%
Liberty Media Corp-Liberty Live, Class C *	172	5,530
Take-Two Interactive Software, Inc. *	212	29,694
		35,224
Financial Services — 1.8%
FleetCor Technologies, Inc. *	43	10,860
Global Payments, Inc.	49	5,697
MGIC Investment Corp.	1,111	18,541
Remitly Global, Inc. *	518	13,052
Voya Financial, Inc.	231	15,374
		63,524
Food Products — 0.4%
Post Holdings, Inc. * (a)	163	13,989
Gas Utilities — 0.5%
National Fuel Gas Co.	364	18,892
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc. (a)	67	12,706
Old Dominion Freight Line, Inc.	48	19,796
Uber Technologies, Inc. *	265	12,171
		44,673
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc. *	53	16,149
Cooper Cos., Inc. (The)	23	7,276
Dexcom, Inc. *	206	19,178
Globus Medical, Inc., Class A *	220	10,940

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Hologic, Inc. *	82	5,684
IDEXX Laboratories, Inc. *	37	16,322
Shockwave Medical, Inc. *	39	7,663
Zimmer Biomet Holdings, Inc.	179	20,119
		103,331
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc. *	153	10,764
Cencora, Inc. (a)	178	32,002
Centene Corp. *	190	13,115
Henry Schein, Inc. *	420	31,189
Laboratory Corp. of America Holdings	86	17,189
McKesson Corp.	40	17,509
Quest Diagnostics, Inc.	138	16,795
Universal Health Services, Inc., Class B	79	9,987
		148,550
Health Care REITs — 0.2%
Ventas, Inc.	198	8,365
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	504	8,093
Hotels, Restaurants & Leisure — 3.1%
Aramark	222	7,694
Chipotle Mexican Grill, Inc. *	4	8,243
Darden Restaurants, Inc.	114	16,284
Domino's Pizza, Inc.	49	18,753
DoorDash, Inc., Class A *	170	13,501
Expedia Group, Inc. *	158	16,308
Hilton Worldwide Holdings, Inc.	105	15,716
Las Vegas Sands Corp.	123	5,635
Royal Caribbean Cruises Ltd. *	68	6,275
		108,409
Household Durables — 1.1%
Garmin Ltd.	75	7,914
Helen of Troy Ltd. *	61	7,125
Mohawk Industries, Inc. *	141	12,090
Newell Brands, Inc.	1,078	9,734
		36,863
Household Products — 0.3%
Energizer Holdings, Inc.	350	11,212
Industrial REITs — 0.2%
Rexford Industrial Realty, Inc.	177	8,720
Insurance — 4.4%
Arch Capital Group Ltd. *	411	32,778
Arthur J Gallagher & Co.	52	11,858
Globe Life, Inc.	128	13,991

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	345	24,484
Loews Corp.	630	39,867
Progressive Corp. (The)	61	8,482
WR Berkley Corp.	294	18,647
		150,107
Interactive Media & Services — 0.6%
IAC, Inc. *	381	19,199
IT Services — 1.5%
GoDaddy, Inc., Class A *	233	17,366
MongoDB, Inc. *	66	22,886
Snowflake, Inc., Class A *	69	10,514
		50,766
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc., Class A *	99	4,070
Agilent Technologies, Inc.	178	19,867
IQVIA Holdings, Inc. *	95	18,656
Mettler-Toledo International, Inc. *	11	12,200
West Pharmaceutical Services, Inc.	49	18,628
		73,421
Machinery — 6.1%
Dover Corp.	164	22,882
IDEX Corp.	95	19,708
Ingersoll Rand, Inc.	199	12,701
ITT, Inc.	441	43,203
Lincoln Electric Holdings, Inc.	154	27,975
Middleby Corp. (The) *	181	23,122
Snap-on, Inc.	125	31,910
Timken Co. (The)	237	17,413
Toro Co. (The)	116	9,622
		208,536
Media — 1.3%
Liberty Media Corp-Liberty SiriusXM *	690	17,574
Trade Desk, Inc. (The), Class A *	369	28,799
		46,373
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	339	12,648
Multi-Utilities — 1.8%
CMS Energy Corp.	596	31,633
WEC Energy Group, Inc.	394	31,766
		63,399
Office REITs — 0.4%
Boston Properties, Inc. (a)	212	12,619

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc.	189	31,386
Coterra Energy, Inc.	752	20,324
Diamondback Energy, Inc.	177	27,437
EOG Resources, Inc.	102	12,916
Williams Cos., Inc. (The)	931	31,377
		123,440
Passenger Airlines — 0.2%
Southwest Airlines Co.	296	8,026
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	145	18,713
Royalty Pharma plc, Class A	272	7,383
		26,096
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	149	16,337
Equifax, Inc.	68	12,465
Verisk Analytics, Inc.	57	13,384
		42,186
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	243	17,947
Residential REITs — 1.9%
American Homes 4 Rent, Class A	548	18,463
AvalonBay Communities, Inc.	90	15,419
Essex Property Trust, Inc.	44	9,271
Mid-America Apartment Communities, Inc.	76	9,772
Sun Communities, Inc.	95	11,308
		64,233
Retail REITs — 1.4%
Brixmor Property Group, Inc.	496	10,296
Federal Realty Investment Trust	100	9,063
Kimco Realty Corp.	814	14,325
Regency Centers Corp.	227	13,488
		47,172
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc. (Japan) *	84	2,678
Entegris, Inc.	106	9,955
Lam Research Corp.	18	11,080
Marvell Technology, Inc.	192	10,392
Microchip Technology, Inc.	203	15,866
Monolithic Power Systems, Inc.	29	13,317
ON Semiconductor Corp. *	105	9,793
Rambus, Inc. *	123	6,856
SolarEdge Technologies, Inc. *	43	5,572
		85,509

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 4.1%
Cadence Design Systems, Inc. *	32	7,409
Confluent, Inc., Class A *	474	14,044
Crowdstrike Holdings, Inc., Class A *	152	25,502
DocuSign, Inc. *	122	5,131
Five9, Inc. *	80	5,162
HashiCorp, Inc., Class A *	282	6,441
HubSpot, Inc. *	47	22,975
Palo Alto Networks, Inc. *	70	16,321
Procore Technologies, Inc. *	180	11,740
Synopsys, Inc. *	20	9,407
Workday, Inc., Class A *	52	11,066
Zoom Video Communications, Inc., Class A *	108	7,564
		142,762
Specialized REITs — 1.1%
Rayonier, Inc.	607	17,269
Weyerhaeuser Co.	678	20,806
		38,075
Specialty Retail — 3.3%
AutoZone, Inc. *	13	31,729
Bath & Body Works, Inc.	387	13,079
Best Buy Co., Inc.	156	10,838
Burlington Stores, Inc. *	43	5,828
Floor & Decor Holdings, Inc., Class A * (a)	85	7,715
Ross Stores, Inc.	262	29,639
Tractor Supply Co. (a)	72	14,659
		113,487
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.	246	17,049
Lululemon Athletica, Inc. *	30	11,563
Ralph Lauren Corp.	187	21,665
Tapestry, Inc.	393	11,304
		61,581
Trading Companies & Distributors — 0.3%
Air Lease Corp.	242	9,532
Total Common Stocks (Cost $2,638,491)		3,309,224
Short-Term Investments — 5.5%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $129,085)	129,067	129,106
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	51,777	51,788

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	6,865	6,865
Total Investment of Cash Collateral from Securities Loaned (Cost $58,653)		58,653
Total Short-Term Investments (Cost $187,738)		187,759
Total Investments — 101.6% (Cost $2,826,229)		3,496,983
Liabilities in Excess of Other Assets — (1.6)%		(54,434)
NET ASSETS — 100.0%		3,442,549

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $57,251.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,496,983	$—	$—	$3,496,983

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$124,100	$146,658	$141,661	$1	$8	$129,106	129,067	$1,447	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	43,783	127,001	119,000	4	— (c)	51,788	51,777	523	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	17,097	75,932	86,164	—	—	6,865	6,865	86	—
Total	$184,980	$349,591	$346,825	$5	$8	$187,759		$2,056	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.